Deposits (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Deposits

	2019						2018
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)		Payable on a fixed date (3)	Total
Personal	$6,687	$7,783	$127,464		$82,866	$224,800	$214,545
Business and government	100,321	25,093	43,058		293,379	461,851	422,002
Financial institutions	7,399	915	1,276		37,149	46,739	39,987
Total	$114,407	$33,791	$171,798	(4)	$413,394	$733,390	$676,534
Recorded in:
Canada	$87,470	$17,174	$134,205		$264,309	$503,158	$472,798
United States	14,379	50	7,999		53,247	75,675	59,938
United Kingdom	–	–	203		20,107	20,310	16,847
Mexico	10	4,321	7,435		11,906	23,672	21,151
Peru	5,505	130	4,456		8,647	18,738	15,213
Chile	3,173	4,514	136		14,891	22,714	24,180
Colombia	36	540	4,498		4,772	9,846	9,543
Other International	3,834	7,062	12,866		35,515	59,277	56,864
Total (5)	$114,407	$33,791	$171,798		$413,394	$733,390	$676,534

(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $ 137 (2018 – $ 141 ) of non-interest bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $
250,886
(2018 – $
219,195
), deposits denominated in Chilean pesos amount to $
21,021
(2018 – $
22,731
), deposits denominated in Mexican pesos amount to $
21,039
(2018 – $
18,341
) and deposits denominated in other foreign currencies amount to $
83,837
(2018 – $
79,582
).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2019	$48,411	$23,797	$43,377	$91,687	$14,616	$221,888
As at October 31, 2018	$36,670	$23,913	$42,830	$99,734	$19,872	$223,019

(1)	The majority of foreign term deposits are in excess of $100,000.